RiverPark Large Growth Fund December 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.3%**
Communication Services – 18.8%
Alphabet, Cl A	5,166	$1,617
Alphabet, Cl C	5,157	1,618
Meta Platforms, Cl A	3,515	2,320
Netflix *	15,837	1,485
Pinterest, Cl A *	34,301	888
Walt Disney	10,987	1,250
		9,178
Consumer Discretionary – 12.8%
Amazon.com *	12,094	2,792
Booking Holdings	228	1,221
McDonald's	1,650	504
NIKE, Cl B	11,862	756
Starbucks	11,794	993
		6,266
Consumer Staples – 3.4%
Costco Wholesale	1,351	1,165
PepsiCo	3,595	516
		1,681
Financials – 12.9%
Blackstone	7,795	1,202
Charles Schwab	13,474	1,346
KKR	9,288	1,184
Mastercard, Cl A	2,304	1,315
Visa, Cl A	3,548	1,244
		6,291
Health Care – 10.2%
Eli Lilly	2,152	2,313
Intuitive Surgical *	2,178	1,233
UnitedHealth Group	2,963	978
Zoetis, Cl A	3,902	491
		5,015
Industrials – 4.0%
Lockheed Martin	1,001	484
Uber Technologies *	18,070	1,477
		1,961
Information Technology – 37.2%
Adobe *	1,432	501
Apple	11,894	3,234
Applied Materials	4,647	1,194
Autodesk *	2,401	711
CoreWeave, Cl A *	6,501	466
Datadog, Cl A *	6,257	851
Intuit	1,203	797
Description	Shares	Value (000)
Microsoft	6,449	$3,119
NVIDIA	17,134	3,195
ServiceNow *	6,423	984
Shopify, Cl A *	8,903	1,433
Taiwan Semiconductor Manufacturing ADR	5,757	1,749
		18,234
Total Common Stock
(Cost $23,549) (000)		48,626

Total Investments — 99.3%
(Cost $23,549) (000)		$48,626

Percentages are based on Net Assets of $48,972 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

RPF-QH-001-3000

Wedgewood Fund December 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.1%
Communication Services – 17.5%
Alphabet, Cl A	8,455	$2,646
Meta Platforms, Cl A	3,473	2,293
		4,939
Consumer Discretionary – 16.1%
Amazon.com *	3,201	739
Booking Holdings	303	1,623
O'Reilly Automotive *	10,015	913
Tractor Supply	25,595	1,280
		4,555
Financials – 13.7%
Chubb	2,909	908
PayPal Holdings	11,510	672
S&P Global	1,740	909
Visa, Cl A	3,933	1,379
		3,868
Health Care – 5.4%
Edwards Lifesciences *	9,262	790
Zoetis, Cl A	5,805	730
		1,520
Industrials – 11.0%
Copart *	25,052	981
Old Dominion Freight Line	6,233	977
United Rentals	1,396	1,130
		3,088
Information Technology – 32.4%
Apple	7,482	2,034
CDW	8,002	1,090
Microsoft	3,907	1,890
Motorola Solutions	3,647	1,398
Taiwan Semiconductor Manufacturing ADR	9,004	2,736
		9,148
Total Common Stock
(Cost $14,143) (000)		27,118

Total Investments — 96.1%
(Cost $14,143) (000)		$27,118

Percentages are based on Net Assets of $28,212 (000).
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

RPF-QH-001-3000

RiverPark Short Term High Yield Fund December 31, 2025 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 50.4%
Communication Services – 3.0%
AT&T
7.125%, 03/15/26	4,500	$4,519
CCO Holdings
5.500%, 05/01/26 (a)	15,746	15,780
		20,299
Consumer Discretionary – 15.0%
Dana
5.625%, 06/15/28	19,581	19,562
5.375%, 11/15/27	4,843	4,838
Ford Motor Credit
6.950%, 03/06/26	7,200	7,217
4.389%, 01/08/26	13,152	13,153
General Motors Financial
5.250%, 03/01/26	11,866	11,876
1.250%, 01/08/26	3,000	2,998
Getty Images
14.000%, 03/01/28 (a)	4,958	4,679
NCL
5.875%, 02/15/27 (a)	2,700	2,712
Prime Security Services Borrower
5.750%, 04/15/26 (a)	3,677	3,682
Under Armour
3.250%, 06/15/26	31,385	31,327
		102,044
Consumer Staples – 2.7%
Performance Food Group
5.500%, 10/15/27 (a)	5,796	5,808
TreeHouse Foods
4.000%, 09/01/28	12,825	12,793
		18,601
Energy – 3.1%
Nabors Industries
7.500%, 01/15/28 (a)	4,266	4,268
Southern Company
4.000%, 01/15/51	15,728	15,778
Suburban Propane Partners LP
5.875%, 03/01/27	985	987
		21,033
Description	Face Amount (000)‡		Value (000)
Financials – 3.1%
UBS Group
5.711%, H15T1Y + 1.550%, 01/12/27 (a) (b)		21,000	$21,008

Health Care – 4.8%
Cannabist Holdings
9.250%, 12/31/28		8,000	4,360
HCA
5.250%, 06/15/26		16,575	16,588
Hologic
4.625%, 02/01/28 (a)		3,000	3,012
3.250%, 02/15/29 (a)		8,370	8,256
			32,216
Industrials – 11.2%
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26		15,140	15,127
Hillenbrand
6.250%, 02/15/29		8,660	8,868
Icahn Enterprises
6.250%, 05/15/26		11,340	11,364
Mangrove Luxco III
7.009%, EUR003M + 5.000%, 07/15/29 (a) (b)	EUR	760	895
Matthews International
8.625%, 10/01/27 (a)		7,832	8,104
SPX FLOW
8.750%, 04/01/30 (a)		5,265	5,456
SS&C Technologies
5.500%, 09/30/27 (a)		13,421	13,441
United Airlines
4.375%, 04/15/26 (a)		11,715	11,707
Verisk Analytics
4.500%, 08/15/30		1,100	1,109
			76,071
Information Technology – 4.4%
Fair Isaac
5.250%, 05/15/26 (a)		14,513	14,542
Oracle
1.650%, 03/25/26		2,943	2,925
Western Digital
4.750%, 02/15/26		12,163	12,213
			29,680
Materials – 3.1%
Berry Global
1.570%, 01/15/26		7,223	7,216

RiverPark Short Term High Yield Fund December 31, 2025 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Sealed Air
6.125%, 02/01/28 (a)	13,309	$13,537
		20,753
Total Corporate Obligations
(Cost $345,281) (000)		341,705

Convertible Bonds — 22.8%
Communication Services – 6.6%
Cable One
0.000%, 03/15/26 (c)	3,500	3,456
fuboTV
3.250%, 02/15/26	20,101	20,133
Magnite
0.250%, 03/15/26	15,125	15,003
Ziff Davis
1.750%, 11/01/26	6,000	5,880
		44,472
Consumer Discretionary – 5.5%
Airbnb
0.000%, 03/15/26 (c)	18,520	18,372
Guess?
3.750%, 04/15/28	4,000	3,970
Vail Resorts
0.000%, 01/01/26 (c)	14,926	14,933
		37,275
Industrials – 2.8%
Dayforce
0.250%, 03/15/26	19,100	18,957

Information Technology – 7.9%
Bentley Systems
0.125%, 01/15/26	17,500	17,467
Confluent
0.000%, 01/15/27 (c)	17,127	16,673
Dropbox
0.000%, 03/01/26 (c)	17,000	16,881
Jamf Holding
0.125%, 09/01/26	2,600	2,569
		53,590
Total Convertible Bonds
(Cost $154,105) (000)		154,294
Description	Face Amount (000)‡/Shares	Value (000)
Special Purpose Acquisition Companies — 10.7%
Common Stock– 10.7%
Diversified Financials – 10.7%
Agriculture & Natural Solutions Acquisition *	361,550	$4,039
Cantor Equity Partners I, Cl A *	486,507	5,069
Cantor Equity Partners III, Cl A *	889,624	9,074
Churchill Capital IX *	449,070	4,774
Fact II Acquisition *	343,612	3,580
FG Merger II *	34,654	348
Globa Terra Acquisition Corp, Cl A *	350,000	3,535
Inflection Point Acquisition III, Cl A *	649,356	6,584
Kochav Defense Acquisition, Cl A *	825,005	8,366
Launch One Acquisition *	82,926	878
Live Oak Acquisition V, Cl A *	793,121	8,169
Melar Acquisition I, Cl A *	186,535	1,983
Plum Acquisition Corp III, Founder Shares * (d)	45,106	—
Silverbox IV, Cl A *	587,732	6,218
Soulpower Acquisition, Cl A *	708,220	7,188
Voyager Acquisition *	248,597	2,653
		72,458
Total Special Purpose Acquisition Companies
(Cost $72,309) (000)		72,458

Commercial Paper — 9.8%
Automotive – 1.5%
Genuine Parts
4.418%, 01/08/26 (e)	10,000	9,991

Communication Services – 1.4%
Crown Castle
4.167%, 01/20/26 (e)	9,452	9,430

Consumer Discretionary – 3.4%
Brunswick
4.203%, 01/06/26 (e)	10,000	9,993
Dollarama
4.225%, 01/28/26 (e)	13,194	13,153
		23,146
Energy – 1.9%
Edison
4.158%, 01/16/26 (e)	12,705	12,681

RiverPark Short Term High Yield Fund December 31, 2025 (Unaudited)

Description	Face Amount (000)‡/Shares	Value (000)
Health Care – 1.6%
Jabil
4.142%, 01/07/26 (e)	10,985	$10,976

Total Commercial Paper
(Cost $66,230) (000)		66,224

Bank Loan Obligations — 3.4%
Automotive – 0.5%
Marelli North America, Inc., Delayed Draw Loan (DIP)
11.730%, CME Term SOFR + 8.000%, 03/13/26 (b)	1,471	1,502
Marelli North America, Inc., Initial Loan (DIP)
11.674%, CME Term SOFR + 8.000%, 03/13/26 (b)	2,207	2,253
		3,755
Industrial Equipment – 1.1%
SPX Flow, Inc., 2025 Term Loan
6.466%, CME Term SOFR + 2.750%, 04/05/29 (b) (f)	7,453	7,468

Lodging & Casinos – 1.8%
Bally's Corporation, Term B Facility Loan
7.369%, 10/02/28 (b)	12,367	12,180

Total Bank Loan Obligations
(Cost $23,374) (000)		23,403

Preferred Stock — 0.5%
Financials – 0.5%
Eagle Point Credit 8.000%	16,609	416
Raymond James Financial 6.375% (b)	128,589	3,214
		3,630
Total Preferred Stock
(Cost $3,628) (000)		3,630

Common Stock — 0.0%
Health Care – 0.0%
Cannabist Holdings *	1,885,688	111
Description	Shares	Value (000)
Cannabist Holdings (restricted through 05/29/26) (d)	1,885,688	$—
		111
Total Common Stock
(Cost $–) (000)		111

Total Investments — 97.6%
(Cost $664,927) (000)		$661,825

Percentages are based on Net Assets of $677,819 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2025, these securities amounted to $136,888 (000) or 20.2% of Net Assets.
(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(c)	Zero coupon security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. As of December 31, 2025, the total amount of Level 3 securities held by the Fund was $– (000).
(e)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(f)	Unsettled bank loan. Interest rate may not be available.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	01/16/26	USD	1,040	NOK	10,507	$3
Brown Brothers Harriman	01/16/26	EUR	771	USD	907	—
Brown Brothers Harriman	01/16/26	NOK	10,507	USD	1,029	(14)
						$(11)

RiverPark Short Term High Yield Fund December 31, 2025 (Unaudited)

Cl — Class

EUR — Euro

EUR003M — Three-Month Euribor

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity Five Year

NOK — Norwegian Krone

Ser — Series

SOFR — Secured Overnight Financiang Rate

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

RPF-QH-001-3000

RiverPark Long/Short Opportunity Fund December 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.5%**
Communication Services – 18.6%
Alphabet, Cl A	3,590	$1,124
Alphabet, Cl C	3,585	1,125
Meta Platforms, Cl A	2,092	1,381
Netflix *	9,520	893
Pinterest, Cl A *	21,055	545
Snap, Cl A *	46,023	371
Walt Disney	8,390	954
		6,393
Consumer Discretionary – 11.9%
Amazon.com *	6,882	1,588
Booking Holdings	162	868
McDonald's	1,315	402
NIKE, Cl B	8,556	545
Starbucks	8,184	689
		4,092
Consumer Staples – 3.3%
Costco Wholesale	876	755
PepsiCo	2,576	370
		1,125
Financials – 12.6%
Blackstone	5,412	834
Charles Schwab	9,428	942
KKR	6,459	823
Mastercard, Cl A	1,506	860
Visa, Cl A	2,462	864
		4,323
Health Care – 9.5%
Eli Lilly	1,281	1,377
Intuitive Surgical *	1,511	856
UnitedHealth Group	2,073	684
Zoetis, Cl A	2,730	343
		3,260
Industrials – 5.0%
Lockheed Martin	787	381
Lyft, Cl A *	16,331	316
Uber Technologies *	12,511	1,022
		1,719
Information Technology – 36.6%
Adobe *	1,152	403
Apple	8,653	2,353
Applied Materials	2,925	752
Autodesk *	1,725	511
CoreWeave, Cl A *	5,263	377
Description	Shares	Value (000)
Datadog, Cl A *	4,181	$569
Intuit	671	444
Microsoft	4,731	2,288
NVIDIA	12,190	2,273
ServiceNow *	4,215	646
Shopify, Cl A *	6,073	977
Taiwan Semiconductor Manufacturing ADR	3,112	946
		12,539
Total Common Stock
(Cost $16,914) (000)		33,451

Total Investments — 97.5%
(Cost $16,914) (000)		$33,451

RiverPark Long/Short Opportunity Fund December 31, 2025 (Unaudited)

A list of open swap agreements held by the Fund at December 31, 2025 was as follows:

Total Return Swaps

Short Exposure

Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Apprecation/ (Depreciation) (000)†
Aramark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/21/2026	$(253)	$(274)	$(21)
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/23/2026	(149)	(139)	10
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(190)	(267)	(77)
Crowdstrike Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/26/2026	(140)	(151)	(11)
Doordash, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/17/2026	(190)	(190)	-
Expedia Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/21/2026	(142)	(193)	(51)
Expeditors International Of Washington, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(225)	(283)	(58)
Fastenal Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(279)	(285)	(6)
Illumina,	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/18/2026	(181)	(242)	(61)
Invesco QQQ Trust ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/05/2026	(318)	(359)	(41)
iShares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/06/2026	(916)	(984)	(68)
Lululemon Athletica	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/25/2026	(111)	(102)	9
Match Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/17/2026	(274)	(275)	(1)
Palantir Technologies	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(60)	(119)	(59)
Planet Fitness, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/14/2026	(252)	(254)	(2)
Ringcentral, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2026	(109)	(103)	6
Salesforce	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/19/2027	(105)	(109)	(4)
State Street Industrial Select Sector SPDR ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/15/2026	(661)	(722)	(61)
Snowflake, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/26/2026	(110)	(144)	(34)
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-0.64%	Maturity	10/16/2026	(599)	(530)	69
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(157)	(260)	(103)
Texas Roadhouse	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(276)	(267)	9
Workday, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/27/2026	(111)	(99)	12
						$(5,808)	$(6,351)	$(543)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

Percentages are based on Net Assets of $34,298 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depository Receipt

S&P — Standard & Poor’s

USD — United States Dollar

RPF-QH-001-3000

RiverPark Floating Rate CMBS Fund December 31, 2025 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 93.2%
Non-Agency Mortgage-Backed Obligations – 93.2%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B
5.791%, TSFR1M + 2.041%, 07/15/41 (a) (b)	2,000	$2,003
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C
5.742%, TSFR1M + 1.992%, 10/15/34 (a) (b)	2,000	2,002
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl A
5.092%, TSFR1M + 1.342%, 03/15/41 (a) (b)	857	857
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
6.109%, TSFR1M + 2.359%, 10/15/38 (a) (b)	2,100	2,096
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
5.536%, TSFR1M + 1.785%, 12/15/38 (a) (b)	1,319	1,318
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C
5.500%, TSFR1M + 1.750%, 11/15/42 (a) (b)	2,000	2,004
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.391%, TSFR1M + 1.641%, 05/15/41 (a) (b)	1,461	1,464
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B
5.300%, TSFR1M + 1.550%, 08/15/42 (a) (b)	1,917	1,917
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl A
4.715%, TSFR1M + 0.964%, 11/15/38 (a) (b)	1,139	1,138
BX Trust, Ser 2022-IND, Cl E
7.737%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,400	1,403
BX Trust, Ser 2025-LUNR, Cl B
5.600%, TSFR1M + 1.850%, 06/15/40 (a) (b)	1,775	1,778
BX Trust, Ser 2025-DIME, Cl C
5.500%, TSFR1M + 1.750%, 02/15/35 (a) (b)	2,000	1,995
Description	Face Amount (000)	Value (000)
BX Trust, Ser 2025-VOLT, Cl A
5.450%, TSFR1M + 1.700%, 12/15/44 (a) (b)	2,000	$2,001
BX Trust, Ser 2024-CNYN, Cl A
5.192%, TSFR1M + 1.442%, 04/15/41 (a) (b)	1,442	1,444
BX Trust, Ser 2021-RISE, Cl A
4.612%, TSFR1M + 0.862%, 11/15/36 (a) (b)	1,691	1,689
Fashion Show Mall, Ser 2024-SHOW, Cl A
5.104%, 10/10/41 (b)	1,000	1,016
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl E
6.566%, TSFR1M + 2.814%, 04/15/38 (a) (b)	1,300	1,300
MHP, Ser 2021-STOR, Cl F
6.066%, TSFR1M + 2.314%, 07/15/38 (a) (b)	1,500	1,496
NXPT Commercial Mortgage Trust, Ser 2024-STOR, Cl C
4.984%, 11/05/41 (b)	800	800
SCG Commercial Mortgage Trust, Ser 2025-FLWR, Cl C
5.500%, TSFR1M + 1.750%, 08/15/42 (a) (b)	1,200	1,201

Total Commercial Mortgage-Backed Securities
(Cost $30,842) (000)		30,922

Total Investments — 93.2%
(Cost $30,842) (000)		$30,922

Percentages are based on Net Assets of $33,178 (000).
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

RiverPark Floating Rate CMBS Fund December 31, 2025 (Unaudited)

(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2025, these securities amounted to $30,922 (000) or 93.2% of Net Assets.

Cl — Class

Ser — Series

TSFR1M — Term Secured Overnight Finance Rate 1-Month

RPF-QH-001-3000

RiverPark/Next Century Growth Fund December 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.8%**
Consumer Discretionary – 8.4%
Dutch Bros, Cl A *	3,367	$206
Global-e Online *	3,370	133
Ollie's Bargain Outlet Holdings *	1,043	114
Universal Technical Institute *	7,778	203
Wingstop	324	77
		733
Consumer Staples – 2.6%
Celsius Holdings *	3,039	139
Mama's Creations *	6,252	84
		223
Energy – 0.5%
Centrus Energy, Cl A *	164	40

Financials – 5.5%
Coastal Financial *	808	93
Figure Technology Solutions, Cl A *	1,923	78
Kinsale Capital Group	218	85
Paymentus Holdings, Cl A *	7,108	225
		481
Health Care – 26.1%
Adaptive Biotechnologies *	3,826	62
ADMA Biologics *	6,702	122
Alignment Healthcare *	15,181	300
Alphatec Holdings *	15,035	316
Artivion *	6,551	299
Axogen *	5,521	181
Billiontoone, Cl A *	463	38
GeneDx Holdings, Cl A *	1,146	149
iRhythm Technologies *	1,203	213
Kestra Medical Technologies *	1,764	47
Mirum Pharmaceuticals *	1,732	137
Penumbra *	586	182
Phathom Pharmaceuticals *	2,807	47
TransMedics Group *	684	83
Waystar Holding *	2,904	95
		2,271
Industrials – 32.8%
AAON	1,708	130
AeroVironment *	327	79
Astronics *	7,475	405
Beta Technologies, Cl A *	1,194	34
Bloom Energy, Cl A *	561	49
Carpenter Technology	717	226

Description	Shares	Value (000)
FTAI Aviation	1,445	$284
Innodata *	1,756	89
Karman Holdings *	2,839	208
Loar Holdings *	564	38
MYR Group *	700	153
Planet Labs PBC *	5,102	101
RBC Bearings *	450	202
Saia *	377	123
StandardAero *	3,299	95
Sterling Infrastructure *	1,009	309
Xometry, Cl A *	5,446	324
		2,849
Information Technology – 20.0%
Aehr Test Systems *	3,398	69
Agilysys *	402	48
Applied Digital *	3,793	93
Coherent *	1,220	225
Credo Technology Group Holding *	872	126
JFrog *	3,176	198
Lattice Semiconductor *	3,811	280
MACOM Technology Solutions Holdings *	1,539	264
Netskope, Cl A *	7,088	124
Pagaya Technologies, Cl A *	1,650	35
Pegasystems	1,430	85
Procore Technologies *	548	40
SiTime *	297	105
Terawulf *	3,576	41
		1,733
Materials – 1.9%
Almonty Industries *	9,901	87
MP Materials *	1,610	82
		169
Total Common Stock
(Cost $6,159) (000)		8,499

Total Investments — 97.8%
(Cost $6,159) (000)		$8,499

RiverPark/Next Century Growth Fund December 31, 2025 (Unaudited)

Percentages are based on Net Assets of $8,688 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

Cl — Class

RPF-QH-001-3000

RiverPark/Next Century Large Growth Fund December 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.7%
Communication Services – 9.0%
Alphabet, Cl A	560	$175
Meta Platforms, Cl A	150	99
Roku, Cl A *	337	37
		311
Consumer Discretionary – 10.1%
Amazon.com *	841	194
Carvana, Cl A *	92	39
Dutch Bros, Cl A *	580	35
Tesla *	175	79
		347
Consumer Staples – 0.9%
Costco Wholesale	37	32

Financials – 8.2%
Goldman Sachs Group	127	112
Mastercard, Cl A	84	48
Robinhood Markets, Cl A *	601	68
Visa, Cl A	157	55
		283
Health Care – 3.0%
Boston Scientific *	167	16
Guardant Health *	302	31
Insmed *	332	57
		104
Industrials – 15.2%
Axon Enterprise *	105	60
Boeing *	177	38
Caterpillar	82	47
GE Vernova	104	68
General Electric	286	88
Howmet Aerospace	525	108
Quanta Services	80	34
Vertiv Holdings, Cl A	489	79
		522
Information Technology – 51.3%
Advanced Micro Devices *	215	46
Apple	1,298	353
AppLovin, Cl A *	134	90
Broadcom	520	180
Crowdstrike Holdings, Cl A *	63	30
Guidewire Software *	147	30
Microsoft	706	341
MongoDB, Cl A *	147	62

Description	Shares	Value (000)
NVIDIA	2,029	$378
Oracle	186	36
ServiceNow *	210	32
Shopify, Cl A *	622	100
Snowflake, Cl A *	416	91
		1,769
Total Common Stock
(Cost $2,507) (000)		3,368

Total Investments — 97.7%
(Cost $2,507) (000)		$3,368

Percentages are based on Net Assets of $3,446 (000).
*	Non-income producing security.

Cl — Class

RPF-QH-001-3000